Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Disaggregation of Revenue [Line Items]
Net revenues	$ 339,065,455	$ 108,899,479
USA
Disaggregation of Revenue [Line Items]
Net revenues	11,161,631	51,314,113
PRC
Disaggregation of Revenue [Line Items]
Net revenues	325,246,386	55,423,779
Others
Disaggregation of Revenue [Line Items]
Net revenues	2,657,438	2,161,587
Advertising revenue
Disaggregation of Revenue [Line Items]
Net revenues	337,037,822	106,575,374
Other revenue
Disaggregation of Revenue [Line Items]
Net revenues	$ 2,027,633	$ 2,324,105